10. Related Party Transactions (Details) - USD ($)	Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Accounts payable and loan payable related party	$ 644,024	[1]	$ 582,096	[1]	$ 28,758
Accrued expense related party	1,049,307	[2]	606,356	[2]	150,000
Total accounts payable and accrued liabilities	1,693,331		1,188,452		$ 178,758
Interest-free Loans [Member]
Accounts payable and loan payable related party	295,000		325,000
Accrued Salaries for Officers and Employees [Member]
Accounts payable and loan payable related party	$ 349,024		154,291
Accounts Payable due to Officers and Employees [Member]
Accounts payable and loan payable related party			$ 102,805

[1]	Accounts payable and accrued payroll-related parties as of September 30, 2020, is comprised of the following: Interest-free loans of $295,000 from directors and officers and accrued salaries for officers and employees of $349,024.
[2]	Accrued expense related parties of $1,049,307 is comprised of accrued bonuses and fees due to current and former directors and officers of the Company. As of September 30, 2020, there was $150,000 included with the $899,307 amount due to claims received from two former directors, which was purported to be accrued salaries arising out of services provided in 2015 and 2016. Management is in the process of reviewing these claims.